Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 1,161,910	$ 7,167,738
Adjustments to reconcile net income to net cash used in operating activities:
Interest income on cash and marketable securities held in Trust Account	(2,248,538)	(2,579,268)
Change in fair value of convertible note	(177,697)
Change in fair value of warrant liabilities	(701,148)	(6,358,235)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	311,468	322,396
Accrued offering costs and expenses	634	343,582
Income tax payable	(413,210)	462,271
Deferred tax liability	(23,279)	36,940
Due to related party	25,000	23,387
Net cash used in operating activities	(2,064,860)	(581,189)
Cash Flows from Investing Activities:
Payment of extension fee to trust	(438,360)
Cash withdrawn from Trust Account in connection with redemption	184,845,836
Reimbursement of franchise tax and income tax payment from trust account	1,192,438	8,447
Reimbursement by related party		25,000
Net cash provided by investing activities	185,599,914	33,447
Cash flows from financing activities:
Proceeds from convertible promissory note	1,121,815
Redemption of common stock	(184,845,836)
Net cash used in financing activities	(183,724,021)
Net change in cash	(188,967)	(547,742)
Cash, beginning of the year	193,486	741,228
Cash, end of the year	4,519	193,486
Supplemental disclosure of cash flow information:
Income Taxes Paid	912,437
Accretion of common stock to redemption value	2,137,638	1,877,984
Excise tax payable attributable to redemption of common stock	1,864,106
Reclassification of common stock subject to redemption to common stock to be redeemed	$ 1,565,078